SHAREHOLDER'S EQUITY - Common Stock Shares (Details) - $ / shares	15 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Nov. 09, 2020	Sep. 15, 2020
Class of Stock [Line Items]
Common stock, par value	$ 10.00
Common stock, shares issued	2,949,428	3,574,009
Common stock, shares outstanding	2,949,428	3,574,009
Class A common stock
Class of Stock [Line Items]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, Voting Rights	one
Common stock, shares issued	2,949,428	3,574,009
Common stock, shares outstanding	2,949,428	3,574,009
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)	17950991.00%	18575572.00%
Class B common stock
Class of Stock [Line Items]
Common stock, shares authorized	50,000,000	50,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, Voting Rights	one
Common stock, shares issued	5,381,250	5,381,250	5,381,250
Common stock, shares outstanding	5,381,250	5,381,250	5,381,250	5,750,000
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)	20.00%